Deferred Acquisition Costs and Other Actuarial Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Acquisition Costs and Other Actuarial Balances
Deferred Acquisition Costs and Other Actuarial Balances

5. Deferred Acquisition Costs and Other Actuarial Balances

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contracts are capitalized in the period they are incurred. Maintenance costs and acquisition costs that are not deferrable are charged to operating expenses as incurred.

For our long-duration insurance products and certain investment contracts, DAC is amortized on a constant level basis over the expected life of the contracts using groupings and assumptions consistent with those used in computing policyholder liabilities. For each of our long-duration insurance products, we select an inforce measure as a basis for amortization that will result in a constant level amortization pattern for the expected life of the contract. If our actual contract terminations differ from our expectation, the amortization pattern is adjusted on a prospective basis.

Some of our life and disability products within the Benefits and Protection segment have renewal commissions resulting in new DAC capitalizations in the years following the initial capitalization. We also have life products that allow for underwritten death benefit increases and cost of living adjustments, resulting in an immaterial amount of new DAC capitalizations each year. The new capitalizations are added to the existing DAC balance when incurred and amortized over the remaining life of the business.

DAC on short-duration group benefits contracts is amortized over the estimated life of the underlying contracts.

We review and update actuarial experience assumptions (such as mortality, surrenders, lapse, and premium persistency) serving as inputs to the models that establish the expected life for DAC and other actuarial balances during the third quarter of each year, or more frequently if evidence suggests assumptions should be revised. We make model refinements as necessary, and any changes resulting from these assumption updates are applied prospectively.

DAC amortization expense of $192.9 million and $194.9 million related to our long-duration and short-duration contracts was recorded in operating expenses on the consolidated statements of operations for the six months ended June 30, 2024 and 2023, respectively.

The following tables summarize disaggregated DAC amounts and reconcile the totals to those reported in the consolidated statements of financial position.

	June 30, 2024	December 31, 2023

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$509.7	$506.4
Individual variable annuities	289.9	279.5
Pension risk transfer	17.7	15.4
Individual fixed deferred annuities	95.5	106.1
Investment only	12.3	11.5
Total Retirement and Income Solutions	925.1	918.9
Benefits and Protection:
Specialty Benefits:
Individual disability	683.6	667.7
Life Insurance:
Universal life	1,537.9	1,545.3
Term life	656.0	678.8
Participating life	81.3	84.7
Total Benefits and Protection	2,958.8	2,976.5
Short-duration contracts	37.2	31.1
Total DAC per consolidated statements of financial position	$3,921.1	$3,926.5

Retirement and Income Solutions

The balances and changes in DAC were as follows:

	Workplace			Individual
	savings and	Individual	Pension	fixed
	retirement	variable	risk	deferred	Investment
	solutions	annuities	transfer	annuities	only

	(in millions)
Balances as of January 1, 2023	$498.0	$278.0	$8.1	$131.0	$14.9
Costs deferred	48.1	27.4	7.9	—	1.3
Amortized to expense	(39.7)	(25.9)	(0.6)	(24.9)	(4.7)
Balances as of December 31, 2023	506.4	279.5	15.4	106.1	11.5
Costs deferred	23.4	23.9	2.7	—	3.3
Amortized to expense	(20.1)	(13.5)	(0.4)	(10.6)	(2.5)
Balances as of June 30, 2024	$509.7	$289.9	$17.7	$95.5	$12.3

Benefits and Protection

The balances and changes in DAC were as follows:

	Specialty Benefits	Life Insurance
	Individual
	disability	Universal life	Term life	Participating life

	(in millions)
Balances as of January 1, 2023	$626.1	$1,569.7	$685.7	$93.0
Costs deferred	86.7	70.7	55.0	1.4
Amortized to expense	(45.1)	(95.1)	(61.9)	(9.7)
Balances as of December 31, 2023	667.7	1,545.3	678.8	84.7
Costs deferred	39.4	39.5	7.9	1.0
Amortized to expense	(23.5)	(46.9)	(30.7)	(4.4)
Balances as of June 30, 2024	$683.6	$1,537.9	$656.0	$81.3

Unearned Revenue Liability

An unearned revenue liability is established when we collect fees or other policyholder assessments, inclusive of cost of insurance charges, administrative charges and other similar fees, for services to be provided in future periods. These unearned front-end fees are deferred and the amortization is recorded using an approach consistent with DAC.

The unearned revenue liability is included within other policyholder funds in the consolidated statements of financial position. The following table summarizes disaggregated unearned revenue liability amounts and reconciles the totals to those reported in the consolidated statements of financial position.

	June 30, 2024	December 31, 2023

	(in millions)
Benefits and Protection – Life Insurance:
Universal life	$498.7	$485.5
Total unearned revenue liability	$498.7	$485.5

Benefits and Protection

The balances and changes in the unearned revenue liability for Life Insurance – Universal life contracts were as follows:

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	(in millions)
Balance at beginning of period	$485.5	$459.0
Deferrals	28.6	56.3
Revenue recognized	(15.4)	(29.8)
Balance at end of period	498.7	485.5
Reinsurance impact	(223.2)	(225.1)
Balance at end of period after reinsurance	$275.5	$260.4

8. Deferred Acquisition Costs and Other Actuarial Balances

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contracts are capitalized in the period they are incurred. Maintenance costs and acquisition costs that are not deferrable are charged to operating expenses as incurred.

For our long-duration insurance products and certain investment contracts, DAC is amortized on a constant level basis over the expected life of the contracts using groupings and assumptions consistent with those used in computing policyholder liabilities. For each of our long-duration insurance products, we select an inforce measure as a basis for amortization that will result in a constant level amortization pattern for the expected life of the contract. If our actual contract terminations differ from our expectation, the amortization pattern is adjusted on a prospective basis.

Some of our life and disability products within the Benefits and Protection segment have renewal commissions resulting in new DAC capitalizations in the years following the initial capitalization. We also have life products that allow for underwritten death benefit increases and cost of living adjustments, resulting in an immaterial amount of new DAC capitalizations each year. The new capitalizations are added to the existing DAC balance when incurred and amortized over the remaining life of the business.

DAC on short-duration group benefits contracts is amortized over the estimated life of the underlying contracts.

We review and update actuarial experience assumptions (such as mortality, surrenders, lapse, and premium persistency) serving as inputs to the models that establish the expected life for DAC and other actuarial balances during the third quarter of each year, or more frequently if evidence suggests assumptions should be revised. We make model refinements as necessary, and any changes resulting from these assumption updates are applied prospectively.

DAC amortization expense of $388.7 million, $385.7 million and $372.2 million related to our long-duration and short-duration contracts was recorded in operating expenses on the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021, respectively.

The following tables summarize disaggregated DAC amounts and reconcile the totals to those reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$506.4	$498.0
Individual variable annuities	279.5	278.0
Pension risk transfer	15.4	8.1
Individual fixed deferred annuities	106.1	131.0
Investment only	11.5	14.9
Total Retirement and Income Solutions	918.9	930.0
Benefits and Protection:
Specialty Benefits:
Individual disability	667.7	626.1
Life Insurance:
Universal life	1,545.3	1,569.7
Term life	678.8	685.7
Participating life	84.7	93.0
Total Benefits and Protection	2,976.5	2,974.5
Short-duration contracts	31.1	34.7
Total DAC per consolidated statements of financial position	$3,926.5	$3,939.2

Retirement and Income Solutions

The balances and changes in DAC were as follows:

	Workplace			Individual
	savings and	Individual	Pension	fixed
	retirement	variable	risk	deferred	Investment
	solutions	annuities	transfer	annuities	only

	(in millions)
Balances as of January 1, 2022	$489.0	$281.2	$2.7	$162.2	$18.1
Costs deferred	48.3	22.5	5.6	—	1.4
Amortized to expense	(39.3)	(25.7)	(0.2)	(31.2)	(4.6)
Balances as of December 31, 2022	498.0	278.0	8.1	131.0	14.9
Costs deferred	48.1	27.4	7.9	—	1.3
Amortized to expense	(39.7)	(25.9)	(0.6)	(24.9)	(4.7)
Balances as of December 31, 2023	$506.4	$279.5	$15.4	$106.1	$11.5

Benefits and Protection

The balances and changes in DAC were as follows:

	Specialty Benefits	Life Insurance
	Individual
	disability	Universal life	Term life	Participating life

	(in millions)
Balances as of January 1, 2022	$580.7	$1,596.2	$678.9	$102.3
Costs deferred	87.6	70.6	66.7	1.4
Amortized to expense	(42.2)	(97.1)	(59.9)	(10.7)
Balances as of December 31, 2022	626.1	1,569.7	685.7	93.0
Costs deferred	86.7	70.7	55.0	1.4
Amortized to expense	(45.1)	(95.1)	(61.9)	(9.7)
Balances as of December 31, 2023	$667.7	$1,545.3	$678.8	$84.7

Unearned Revenue Liability

An unearned revenue liability is established when we collect fees or other policyholder assessments, inclusive of cost of insurance charges, administrative charges and other similar fees, for services to be provided in future periods. These unearned front-end fees are deferred and the amortization is recorded using an approach consistent with DAC.

The unearned revenue liability is included within other policyholder funds in the consolidated statements of financial position. The following table summarizes disaggregated unearned revenue liability amounts and reconciles the totals to those reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022

	(in millions)
Benefits and Protection – Life Insurance:
Universal life	$485.5	$459.0
Total unearned revenue liability	$485.5	$459.0

Benefits and Protection

The balances and changes in the unearned revenue liability for Life Insurance – Universal life contracts were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	(in millions)
Balance at beginning of period	$459.0	$425.3
Deferrals	56.3	61.8
Revenue recognized	(29.8)	(28.1)
Balance at end of period	485.5	459.0
Reinsurance impact	(225.1)	(227.9)
Balance at end of period after reinsurance	$260.4	$231.1